UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3-31-2005

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Frontier Investment Mgmt. Co.
Address:  8401 N. Central Expressway
          Suite 645
          Dallas, TX 75225

Form 13F File Number: 028-11060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard G. Sowden
Title:    Treasurer
Phone:    972-934-2590

Signature, Place, and Date of Signing:

     /s/ Richard G. Sowden           Dallas, TX               5-12-2005
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          119

Form 13F Information Table Value Total:  $   174,018
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

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         COLUMN 1             COLUMN 2      COLUMN 3     COLUMN 4        COLUMN 5     COLUMN 6     COLUMN 7      COLUMN 8
--------------------------------------------------------------------------------------------------------------------------
      NAME OF ISSUER       TITLE OF CLASS    CUSIP        VALUE          QUANTITY    DISCRETION     OTHER        VOTING
                                                                                                   MANAGERS     AUTHORITY
--------------------------------------------------------------------------------------------------------------------------
American Intl Group        COM             026874AN7      532,602        9,612 SHRS     SOLE          N/A         SOLE
American Intl Group        COM             026874AN7     (465,444)      (8,400)CALL     SOLE          N/A         SOLE
American Intl Group        COM             026874AN7      482,067        8,700 PUT      SOLE          N/A         SOLE
Anheuser Busch Co Inc      COM             035229103    3,719,262       78,482 SHRS     SOLE          N/A         SOLE
Anheuser Busch Co Inc      COM             035229103      473,900       10,000 CALL     SOLE          N/A         SOLE
Apple Computer Inc         COM             037833100      420,284       10,086 SHRS     SOLE          N/A         SOLE
Apple Computer Inc         COM             037833100     (708,390)     (17,000)CALL     SOLE          N/A         SOLE
Apple Computer Inc         COM             037833100      708,390       17,000 PUT      SOLE          N/A         SOLE
Arch Capital Group Ltd     COM             G0450A105    3,234,551       80,783 SHRS     SOLE          N/A         SOLE
BB&T Corporation           COM             054937107      372,511        9,532 SHRS     SOLE          N/A         SOLE
Berkshire Hathaway Cl A    COM             084670108      609,000            9 SHRS     SOLE          N/A         SOLE
Berkshire Hathaway Cl B    COM             084670207    6,168,960        2,160 SHRS     SOLE          N/A         SOLE
Bp Amoco Plc Adr           COM             055622104      463,195        7,423 SHRS     SOLE          N/A         SOLE
Bristol Myers Squibb       COM             110122AN8      492,910       19,360 SHRS     SOLE          N/A         SOLE
CenturyTel Inc             COM             156700106    4,026,207      122,601 SHRS     SOLE          N/A         SOLE
Charles Schwab Corp        COM             808513105      222,455       21,166 SHRS     SOLE          N/A         SOLE
ChevronTexaco Corp         COM             166764100      795,421       13,641 SHRS     SOLE          N/A         SOLE
Cintas Corp                COM             172908105      733,624       17,759 SHRS     SOLE          N/A         SOLE
CISCO Systems              COM             17275R102      323,254       18,069 SHRS     SOLE          N/A         SOLE
Citigroup                  COM             172967101      449,400       10,000 CALL     SOLE          N/A         SOLE
Comcast Corp A             COM             20030N101    3,878,957      114,830 SHRS     SOLE          N/A         SOLE
Commercial Metals Co       COM             201723103      587,696       17,341 SHRS     SOLE          N/A         SOLE
Costco Whsl Corp           COM             22160K105    4,647,354      105,191 SHRS     SOLE          N/A         SOLE
Dell Computer Corp         COM             24702R101    4,338,963      112,935 SHRS     SOLE          N/A         SOLE
Dell Computer Corp         COM             24702R101   (2,047,786)     (53,300)CALL     SOLE          N/A         SOLE
Dell Computer Corp         COM             24702R101    1,344,700       35,000 PUT      SOLE          N/A         SOLE
DuPont                     COM             263534109      333,668        6,512 SHRS     SOLE          N/A         SOLE
Ensco International        COM             26874Q100      941,500       25,000 CALL     SOLE          N/A         SOLE
Exxon Mobil Corp           COM             30231G102    3,730,532       62,593 SHRS     SOLE          N/A         SOLE
Exxon Mobil Corp           COM             30231G102     (619,840)     (10,400)CALL     SOLE          N/A         SOLE
Exxon Mobil Corp           COM             30231G102      619,840       10,400 PUT      SOLE          N/A         SOLE
Fidelity Natl Finl Inc     COM             316326107    1,919,995       58,288 SHRS     SOLE          N/A         SOLE
Fidelity Natl Finl Inc     COM             316326107     (471,042)     (14,300)CALL     SOLE          N/A         SOLE
Fidelity Natl Finl Inc     COM             316326107      428,220       13,000 PUT      SOLE          N/A         SOLE
First Data Corporation     COM             319963104    2,464,153       62,685 SHRS     SOLE          N/A         SOLE
Gannett Co                 COM             364730101      807,644       10,213 SHRS     SOLE          N/A         SOLE
Gannett Co                 COM             364730101     (395,400)      (5,000)CALL     SOLE          N/A         SOLE
General Electric Corp      COM             369604103    6,623,825      183,689 SHRS     SOLE          N/A         SOLE
General Electric Corp      COM             369604103     (692,352)     (19,200)CALL     SOLE          N/A         SOLE
General Electric Corp      COM             369604103      706,776       19,600 PUT      SOLE          N/A         SOLE
Genuine Parts Co           COM             372460105    1,083,901       24,923 SHRS     SOLE          N/A         SOLE
Global Imaging Sys Inc     COM             37934A100      602,820       17,000 SHRS     SOLE          N/A         SOLE
Health Care Sector SPDR    SB1 MATERIALS   81369Y209    4,830,389      161,768 SHRS     SOLE          N/A         SOLE
Healtheon/Webmd Corp       COM             94769M105      189,015       22,237 SHRS     SOLE          N/A         SOLE
Home Depot Inc             COM             437076102      333,494        8,721 SHRS     SOLE          N/A         SOLE
Intel Corp.                COM             458140100    4,324,823      186,174 SHRS     SOLE          N/A         SOLE
Intel Corp.                COM             458140100   (1,008,182)     (43,400)CALL     SOLE          N/A         SOLE
Intel Corp.                COM             458140100      492,476       21,200 PUT      SOLE          N/A         SOLE
Intergraph Corp            COM             458683109      432,150       15,000 SHRS     SOLE          N/A         SOLE
Intl Bancshares Corp       COM             459044103    1,751,112       50,508 SHRS     SOLE          N/A         SOLE
Intl Business Machines     COM             459200101      877,339        9,601 SHRS     SOLE          N/A         SOLE
Intl Business Machines     COM             459200101     (246,726)      (2,700)CALL     SOLE          N/A         SOLE
J.P. Morgan Chase & Co.    COM             46625H100      292,691        8,459 SHRS     SOLE          N/A         SOLE
Jacuzzi Brands Inc         COM             469865109      240,210       24,612 SHRS     SOLE          N/A         SOLE
Janus Capital Group Inc    COM             47102X105    3,722,850      266,871 SHRS     SOLE          N/A         SOLE
Johnson & Johnson          COM             478160104    6,274,132       93,421 SHRS     SOLE          N/A         SOLE
Johnson & Johnson          COM             478160104     (685,032)     (10,200)CALL     SOLE          N/A         SOLE
Kerr-Mc Gee Corporation    COM             492386107      451,370        5,762 SHRS     SOLE          N/A         SOLE
Kinder Morgan Inc          COM             49455P101      340,650        4,500 SHRS     SOLE          N/A         SOLE
Lucent Technologies Inc    COM             549463107      247,500       90,000 CALL     SOLE          N/A         SOLE
Markel Corp Hldg Co        COM             570535104    4,571,961       13,244 SHRS     SOLE          N/A         SOLE
Maxtor Corporation         COM             577729205      212,800       40,000 SHRS     SOLE          N/A         SOLE
McDonalds Corp             COM             580135101    2,746,373       88,194 SHRS     SOLE          N/A         SOLE
McDonalds Corp             COM             580135101   (2,335,500)     (75,000)CALL     SOLE          N/A         SOLE
McDonalds Corp             COM             580135101    2,335,500       75,000 PUT      SOLE          N/A         SOLE
Merck & Co Inc             COM             589331107    4,028,450      124,450 SHRS     SOLE          N/A         SOLE
Merck & Co Inc             COM             589331107      356,070       11,000 CALL     SOLE          N/A         SOLE
Microsoft Corp.            COM             594918104    2,970,479      122,899 SHRS     SOLE          N/A         SOLE
Nokia Corp Spon Adr        COM             654902204      184,389       11,950 SHRS     SOLE          N/A         SOLE
Northrop Grumman Corp      COM             666807102      307,686        5,700 SHRS     SOLE          N/A         SOLE
Northrop Grumman Corp      COM             666807102     (302,288)      (5,600)CALL     SOLE          N/A         SOLE
Northrop Grumman Corp      COM             666807102      302,288        5,600 PUT      SOLE          N/A         SOLE
Oracle Corporation         COM             68389X105      168,480       13,500 SHRS     SOLE          N/A         SOLE
Palm Harbor Homes Inc      COM             696639103    3,505,802      215,609 SHRS     SOLE          N/A         SOLE
Pfizer Incorporated        COM             717081103    2,166,105       82,455 SHRS     SOLE          N/A         SOLE
Pfizer Incorporated        COM             717081103    1,247,825       47,500 CALL     SOLE          N/A         SOLE
Pfizer Incorporated        COM             717081103      328,375       12,500 PUT      SOLE          N/A         SOLE
Pier One Imports Inc       COM             720279108    1,951,824      107,067 SHRS     SOLE          N/A         SOLE
Regions Financial Corp     COM             7591EP100    7,649,640      236,100 SHRS     SOLE          N/A         SOLE
S B C Communications       COM             78387G103      339,193       14,318 SHRS     SOLE          N/A         SOLE
Safeco Corp                COM             786429100      336,830        6,915 SHRS     SOLE          N/A         SOLE
Safeco Corp                COM             786429100     (336,099)      (6,900)CALL     SOLE          N/A         SOLE
Safeco Corp                COM             786429100      336,099        6,900 PUT      SOLE          N/A         SOLE
Schering Plough Corp       COM             806605101      541,340       29,826 SHRS     SOLE          N/A         SOLE
Schering Plough Corp       COM             806605101     (502,755)     (27,700)CALL     SOLE          N/A         SOLE
Schering Plough Corp       COM             806605101      502,755       27,700 PUT      SOLE          N/A         SOLE
Servicemaster Company      COM             81760N109    3,892,233      288,314 SHRS     SOLE          N/A         SOLE
Southwest Airlines         COM             030128656      317,799       22,317 SHRS     SOLE          N/A         SOLE
Sprint Corporation         COM             852061100      378,778       16,650 SHRS     SOLE          N/A         SOLE
Steak N Shake Company      COM             857873103    3,328,800      172,031 SHRS     SOLE          N/A         SOLE
Stewart Enterprises        COM             860370105       62,423       10,150 SHRS     SOLE          N/A         SOLE
Sungard Data Systems Inc   COM             867363103    3,192,044       92,523 SHRS     SOLE          N/A         SOLE
Sysco Corporation          COM             871829107      616,369       17,217 SHRS     SOLE          N/A         SOLE
Sysco Corporation          COM             871829107     (562,060)     (15,700)CALL     SOLE          N/A         SOLE
Sysco Corporation          COM             871829107      615,760       17,200 PUT      SOLE          N/A         SOLE
Texas Industries Inc       COM             882491103      413,875        7,700 SHRS     SOLE          N/A         SOLE
Texas Industries Inc       COM             882491103     (403,125)      (7,500)CALL     SOLE          N/A         SOLE
Texas Industries Inc       COM             882491103      408,500        7,600 PUT      SOLE          N/A         SOLE
Texas Instruments Inc      COM             882508104    1,728,825       67,824 SHRS     SOLE          N/A         SOLE
Texas Instruments Inc      COM             882508104   (1,039,992)     (40,800)CALL     SOLE          N/A         SOLE
Texas Instruments Inc      COM             882508104    1,039,992       40,800 PUT      SOLE          N/A         SOLE
Time Warner Inc            COM             887317105    4,397,855      250,590 SHRS     SOLE          N/A         SOLE
Toys R US Hldg Co          COM             892335100      209,429        8,130 SHRS     SOLE          N/A         SOLE
Transocean Inc             COM             G90078109      277,215        5,387 SHRS     SOLE          N/A         SOLE
UnitedHealth Group Inc     COM             91324P102      286,903        3,008 SHRS     SOLE          N/A         SOLE
Wachovia Corp New          COM             929903102    9,339,338      183,448 SHRS     SOLE          N/A         SOLE
Wachovia Corp New          COM             929903102     (595,647)     (11,700)CALL     SOLE          N/A         SOLE
Wachovia Corp New          COM             929903102      646,557       12,700 PUT      SOLE          N/A         SOLE
Walgreen Company           COM             931422109      253,178        5,700 SHRS     SOLE          N/A         SOLE
Wal-Mart Stores Inc        COM             931142103   11,003,111      219,579 SHRS     SOLE          N/A         SOLE
Wal-Mart Stores Inc        COM             931142103   (1,267,783)     (25,300)CALL     SOLE          N/A         SOLE
Wal-Mart Stores Inc        COM             931142103    1,067,343       21,300 PUT      SOLE          N/A         SOLE
Walt Disney Co.            COM             254687AUO    3,700,549      128,804 SHRS     SOLE          N/A         SOLE
Wells Fargo & Co New       COM             949746101   15,470,320      258,701 SHRS     SOLE          N/A         SOLE
Wells Fargo & Co New       COM             949746101   (8,760,700)    (146,500)CALL     SOLE          N/A         SOLE
Wells Fargo & Co New       COM             949746101    8,192,600      137,000 PUT      SOLE          N/A         SOLE
Western Digital Corp       COM             958102105      155,027       12,159 SHRS     SOLE          N/A         SOLE
Whirlpool Corp             COM             963320106    2,612,278       38,569 SHRS     SOLE          N/A         SOLE
Xto Energy Inc             COM             98385X106    2,678,008       81,547 SHRS     SOLE          N/A         SOLE